Trade and other payables, deposits received and accrued expenses - Summary of trade and other payables, deposits received and accrued expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables, deposits received and accrued expenses
Trade payables	¥ 163,000	¥ 20,713
Government grants received with conditions	192,019	184,542
Accrued payroll and social insurance	118,413	96,593
Payables for professional services	49,413	27,134
Taxes payable and others	48,512	89,486
Total other payables, deposits received and accrued expenses	408,357	397,755
Trade and other payables, deposits received and accrued expenses measured at amortized cost	¥ 571,357	¥ 418,468